Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Period End Date		dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name		dei_EntityRegistrantName	JAMES ADVANTAGE FUNDS
CIK		dei_EntityCentralIndexKey	0001045487
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Jun. 30, 2015
Effective Date		dei_DocumentEffectiveDate	Jul. 01, 2015
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
James Aggressive Allocation Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY
Investment objective:		rr_ObjectiveHeading	Investment Objective
Investment objective		rr_ObjectivePrimaryTextBlock	James Aggressive Allocation Fund (the “Fund”) seeks to provide total return through a combination of growth and income.
Secondary objectives		rr_ObjectiveSecondaryTextBlock	Preservation of capital in declining markets is a secondary objective.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Estimated Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. It is anticipated that the Fund’s turnover ratio will initially be between 30% and 100%.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.
Example, heading		rr_ExpenseExampleHeading	Example:
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The James Aggressive Allocation Fund is a portfolio comprised of both equity and debt securities that seeks return primarily through growth and income and secondarily through preservation of capital. Under normal circumstances, the Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued, and in high quality fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with typically at least 60% of its assets in equity securities and at least 15% of its assets in fixed income securities. On occasion, the Fund could hold as little as 50% in equity securities or as high as 100%.

Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Some or all of the equity portion of the Fund may be invested in small and micro capitalization companies. Fixed income securities that the Fund will principally invest in are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. Any non-U.S. government securities in the Fund’s portfolio will consist primarily of issues rated "Baa2" or better by Moody's Investors Service, Inc. ("Moody's") or “BBB” or better by Standard & Poor's Ratings Group ("S&P") and unrated securities determined by the Adviser to be of equivalent quality, as well as high quality money market instruments.

Risk, Heading		rr_RiskHeading	Principal Risks
Risk, Narrative		rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Fixed Income Risk: The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and of shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Recent financial trends and regulatory changes have created a fixed income market with low primary dealer capacity relative to the asset size of that market. This may lead to increased trading costs, higher costs of capital, decreased liquidity and greater market volatility for fixed income assets held by the Fund.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Smaller Cap and Micro Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Foreign Investment Risk and Foreign Currency Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Municipal Securities Risk: The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund's right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Sovereign Debt Risk: The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector. The Fund may invest in all economic sectors and does not intend to overweight or underweight investments in any particular sector as part of its ongoing strategy. The Fund may overweight or underweight sectors based on its research for temporary periods.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Asset Allocation Risk: This Fund will employ an aggressive allocation strategy, which means it will generally hold a large part of its assets in equity securities and a smaller part of its assets in fixed income securities. This strategy will make the Fund more volatile than a Fund that employs a more moderate allocation to equity securities. Therefore, it may increase the frequency in which the Fund could experience negative performance.

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate.

May Lose Money		rr_RiskLoseMoney	You may lose money by investing in the Fund.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information will be available on the Fund’s website at www.jamesfunds.com or by calling 1-800-99-JAMES (1-800-995-2637).

Performance, One Year or Less		rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-800-99-JAMES (1-800-995-2637)
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.jamesfunds.com
James Aggressive Allocation Fund | James Aggressive Allocation Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	JAVAX
Management Fee		rr_ManagementFeesOverAssets	0.98%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.99%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 101
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	315
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	547
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,212

[1]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.